Fees Summary	Oct. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 133,450,000.00
Total Fee Amount	11,610.15
Total Offset Amount	0.00
Net Fee	$ 11,610.15
Offering Table N/A
Offset Table N/A	N/A